Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Receipts from customers (inclusive of VAT)	$ 4,057,946	$ 3,092,295	$ 1,667,886
Interest received	264,132	269,771	293,478
Interest paid	(9,296)	(27,052)	(14,734)
Payments to suppliers and employees (inclusive of VAT)	(6,445,200)	(6,729,281)	(6,306,258)
Government grants received and tax incentives	228,910	187,718	197,041
Net cash used in operating activities	(1,903,508)	(3,206,549)	(4,162,587)
Cash flows from investing activities
Payments for property, plant and equipment	(36,607)	(26,926)	(12,760)
Net cash used in investing activities	(36,607)	(26,926)	(12,760)
Cash flows from financing activities
Proceeds from issue of shares	9,699,204	2,949,857
Share issue transaction costs	(429,978)	(436,203)
Proceeds from exercise of warrants	2,476,096	1,180,052
Proceeds from exercise of options	831,544
Shares buyback (Small parcel plan) payments			(20,291)
Repayment of lease liabilities	(210,808)	(218,550)	(251,325)
Net cash provided by/ (used in) financing activities	12,366,058	3,475,156	(271,616)
Net Increase (decreased) in cash and cash equivalents and restricted cash	10,425,943	241,681	(4,446,963)
Cash and cash equivalents and restricted cash at the beginning of the financial year	8,686,390	8,444,709	12,891,672
Cash and cash equivalents and restricted cash at the end of the financial year	19,112,333	8,686,390	8,444,709
Supplemental disclosure of non-cash financing activities
Financial liability classified to issued capital	9,104,610	81,947
Shares issued under service agreement	$ 100,000